THE ADVISORS' INNER CIRCLE FUND II

                         RSQ INTERNATIONAL EQUITY FUND
                                  (THE "FUND")

                         SUPPLEMENT DATED JUNE 7, 2016
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2016
                           (THE "PROSPECTUS") AND THE
            STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2016,
                    AS SUPPLEMENTED MAY 24, 2016 (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND THE SAI.

Mr. Junichi Nonami has replaced Mr. Rudolph-Riad Younes as a portfolio manager of the Fund. Accordingly, the Prospectus and the SAI are hereby amended and supplemented as follows:

     1. In the summary section of the Prospectus, the reference to Mr. Rudolph-Riad Younes is hereby deleted and replaced with the following:

Junichi Nonami, CMA, Senior Partner and Chief Investment Officer, has managed the Fund since 2016.

     2. In the "Portfolio Managers" section of the Prospectus, the paragraph relating to Mr. Rudolph-Riad Younes is hereby deleted and replaced with the following:

Junichi Nonami, CMA, is a Senior Partner and Chief Investment Officer at the Adviser. Prior to joining the Adviser in 2013, Mr. Nonami served as a portfolio manager and analyst of international equities at Artio Global Management LLC ("Artio") from 2005-2013. Mr. Nonami holds an MBA from the MIT Sloan School of Management and a Bachelor of Law from Osaka University in Japan.

     3. The "Performance Data of the Portfolio Managers" section of the Prospectus is hereby deleted.

     4. In the "The Portfolio Managers" section of the SAI, the "Fund Shares Owned by Portfolio Managers" table is hereby deleted and replaced with the following:

--------------------------------------------------------------------------------
NAME                                        DOLLAR RANGE OF FUND SHARES OWNED
--------------------------------------------------------------------------------
Junichi Nonami                              None(1)
--------------------------------------------------------------------------------
Richard Pell                                Over $1,000,000(2)
--------------------------------------------------------------------------------

(1)  Valuation date is May 31, 2016.
(2)  Valuation date is October 31, 2015.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 RSQ-SK-003-0100